Segment Reporting (Details) - Schedule of company’s internal financial reporting system - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting (Details) - Schedule of company’s internal financial reporting system [Line Items]
Revenues from external customers	$ 2,224	$ 2,925
Segment loss	13,102	2,411
Unallocated general and administrative expenses	7,687	1,862
Finance Income (expenses), net	7,515	503
Loss before taxes on income	13,274	4,776
Products Unaudited [Member]
Segment Reporting (Details) - Schedule of company’s internal financial reporting system [Line Items]
Revenues from external customers		50
Segment loss	2,398	1,528
Covid-19 Services Unaudited [Member]
Segment Reporting (Details) - Schedule of company’s internal financial reporting system [Line Items]
Revenues from external customers	361
Segment loss	7,798
Patient Services Unaudited [Member]
Segment Reporting (Details) - Schedule of company’s internal financial reporting system [Line Items]
Revenues from external customers	1,863	2,875
Segment loss	$ 2,906	$ 883